WARRANT LIABILITIES (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Jun. 10, 2021
Warrants [Abstract]
Fair value of warrant liabilities	$ 7,239	$ 0		$ 11,618
Change in fair value of warrant liabilities	$ 4,379	$ 0	$ 0
Public Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	3,833,319
Number of shares to be issued upon exercise of warrant (in shares)	1
Exercise price of warrant (in dollars per share)	$ 11.50
Warrant redemption price (in dollars per share)	$ 0.01
Notice period to redeem warrants	30 days
Share price (in dollars per share)	$ 18.00
Threshold trading days	20 days
Threshold consecutive trading days	30 days
Period prior to notice of redemption	3 days
Trading day period to calculate fair market value over exercise price of warrants	10 days
Beneficial ownership percentage	50.00%
Warrants exercised (in shares)	0
Warrants redeemed (in shares)	0
Private Warrants [Member]
Warrants [Abstract]
Warrants outstanding (in shares)	135,000
Warrant redemption price (in dollars per share)	$ 0.01
Limitation period to transfer, assign or sell warrants	30 days
Warrants exercised (in shares)	0
Warrants redeemed (in shares)	0